Schedule of Allowance for Discount and Return (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Allowance for discounts and returns, beginning balance	$ 2,525	$ 2,901
Charges against revenues	9,259	17,703
Utilization of Reserve	(11,549)	(18,079)
Allowance for discounts and returns, ending balance	$ 235	$ 2,525